Short-Term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Short-Term Investments
7.	Short-term investments
The Group’s short-term investments in financial instruments were RMB1,206,539 and RMB816,331 as of December 31, 2020 and 2021, respectively, and are placed in reputable financial institutions in PRC.